Note 11 - Stockholders' Equity, Stock Options and Warrants - Stock Offerings (Details)	12 Months Ended
	Dec. 31, 2024 yr	Dec. 31, 2023 USD ($)
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	0.00%
Risk-free interest rate	0.00%
Expected life (years) (Year)		10 years
Minimum [Member]
Expected stock price volatility		90.80%
Risk-free interest rate		3.38%
Maximum [Member]
Expected stock price volatility		98.20%
Risk-free interest rate		3.95%
Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0	0
Measurement Input, Price Volatility [Member]
Warrants measurement input	0.973	0
Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input | $		0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants measurement input	0.0406
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants measurement input	0.0458
Measurement Input, Expected Term [Member]
Warrants measurement input | $		0
Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants measurement input | yr	1.5
Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants measurement input | yr	5